Income Taxes - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended								1 Months Ended		3 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	Mar. 31, 2011 USD ($)	Mar. 31, 2014 Europe [Member] USD ($)	Mar. 31, 2013 Australia [Member] USD ($)	Mar. 31, 2014 Foreign Tax Credit Carry-Forwards [Member] USD ($)	Mar. 31, 2014 Non-Irish Subsidiaries [Member] USD ($)	Nov. 30, 2013 RCI [Member] USD ($)	Nov. 30, 2013 RCI [Member] AUD	Mar. 31, 2012 RCI [Member] USD ($)
Tax Credit Carryforward [Line Items]
Tax loss carry-forwards					$ 7.0
Tax loss carry-forwards available to offset future taxable income not subject to expiration					5.6
Percentage of valuation allowance against loss carry-forwards					100.00%		100.00%
Operating loss carry-forwards subject to expiration					1.4
Deferred tax assets	412.0	402.8				34.5
Percentage of valuation allowance against deferred tax assets						100.00%
Foreign tax credit carry-forwards	135.4	123.9					135.4
Undistributed foreign earnings								675.3
Income tax expense (benefit) due to tax audit settlements and statute of limitations expiration	(0.3)	0.2	0.5
Total amount of unrecognised tax benefits	0.5	1.5	2.6	185.5
Total amount of interest and penalties accrued		0.1	0.9	196.3
Interest and penalties recognised income tax expense	0.1	0.8
Period for the amount of unrecognised tax benefits increase or decrease	Next 12 months
Aggregate refund amended assessment											396.3
Income tax benefit from RCI's successful appeal									$ 15.4	17.3